Recent Accounting Standards	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Standards	Recent Accounting Standards
1) Recently adopted accounting standards
ASU 2023-05 - Joint Venture Formations (Subtopic 805-60)
To reduce diversity in practice and provide decision-useful information to a joint venture’s investors, the Board decided to require that a joint venture apply a new basis of accounting upon formation. By applying a new basis of accounting, a joint venture, upon formation, will recognize and initially measure its assets and liabilities at fair value (with exceptions to fair value measurement that are consistent with the business combinations guidance). This does not have a material impact on the financial statements.
2) Recently issued accounting standards
ASU 2023-07 - Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
In November 2023, the FASB issued ASU No. 2023-07, Segment Disclosures (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Board is issuing this update to improve the disclosures about a public entity’s reportable segments and address requests from investors for additional, more detailed information about a reportable segment’s expenses. As a result of this update, Seadrill will need to consider adding other measures used by the CODM to assess performance to its segment note. The impacts are yet to be fully assessed.
ASU 2023-09 - Income Taxes (Topic 740): Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation and information on income taxes paid. The new requirement is effective for annual periods beginning after December 15, 2024. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively, with early adoption permitted. Upon adoption, this standard will require additional disclosures to be included in our financial statements. The impacts are yet to be fully assessed.
SEC Rule - The Enhancement and Standardization of Climate-Related Disclosures for Investors (Release Nos. 33-11275; 34-99678; File No. S7-10-22)
On March 6, 2024, the SEC adopted final rules designed to enhance public company disclosures related to the risks and impacts of climate-related matters. The new rules include disclosures relating to climate-related risks and risk management as well as the board and management’s governance of such risks. In addition, the rules include requirements to disclose the financial effects of severe weather events and other natural conditions in the audited financial statements. Larger registrants will also be required to disclose information about greenhouse gas emissions, which will be subject to a phased-in assurance requirement. The final rules include a phased-in compliance period beginning with the 2025 fiscal year for large accelerated filers. The impacts are yet to be fully assessed.